Net Other Operating (Income) Loss - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Analysis of income and expenses [Line Items]
Alberta Off-Coal Agreement	$ (40)	$ (40)	$ (40)
Annual cash payments, net	37
Liquidated damages recoverable	6	12	0
Insurance recoveries	(1)	(7)	0
Supplier, other contract settlements and other	0	(1)	(34)
Onerous contract provisions	0	0	14
Sundance Unit 5
Analysis of income and expenses [Line Items]
Net deferred tax assets			$ 10	$ 8
Windrise Wind Facility
Analysis of income and expenses [Line Items]
Liquidated damages recoverable	$ 3	$ 0